Cover	Feb. 19, 2020
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 19, 2020, the Company filed a Current Report on Form 8-K disclosing that the Board of Directors (the "Board") of Marsh and McLennan Companies, Inc. elected Jane H. Lute as an independent member of the Board, effective March 1, 2020. At that time, Ms. Lute had not been appointed to any committees of the Board. On March 12, 2020, the Board appointed Ms. Lute to its Audit Committee and its ESG Committee, having previously determined that she satisfies all the applicable requirements to serve on such Committees, including independence standards.
Document Period End Date	Feb. 19, 2020
Entity File Number	1-5998
Entity Registrant Name	Marsh & McLennan Companies, Inc.
Entity Central Index Key	0000062709
Entity Tax Identification Number	36-2668272
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MMC
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MMC
Security Exchange Name	CHX